Condensed Consolidated Statement of Financial Position - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 75,838,000	€ 111,950,000
Prepayments and other receivables	3,762,000	1,866,000
Social securities and other taxes	421,000	850,000
Total current assets	80,021,000	114,666,000
Property, plant and equipment	18,601,000	2,440,000
Investments in associates	107,000	429,000
Total assets	98,729,000	117,535,000
Equity
Equity attributable to owners of the Company	57,091,000	94,329,000
Non-controlling interests	(545,000)	(496,000)
Total equity	56,546,000	93,833,000
Current liabilities
Borrowings	1,135,000	343,000
Lease liabilities	1,260,000	508,000
Derivative financial instruments	839,000
Trade payables	221,000	445,000
Current income tax liability	0	64,000
Social securities and other taxes	22,000	108,000
Pension premiums	6,000	2,000
Deferred income	700,000	711,000
Other current liabilities	6,118,000	8,812,000
Total current liabilities	10,301,000	10,993,000
Borrowings	16,189,000	12,709,000
Lease liabilities	15,693,000
Total liabilities	42,183,000	23,702,000
Total equity and liabilities	€ 98,729,000	€ 117,535,000